Goodwill and Other Intangibles (Tables)	12 Months Ended
Oct. 31, 2023
Intangible assets and goodwill [abstract]
Summary of Goodwill by Segment
In considering the sensitivity of the key assumptions discussed above, management determined that a reasonable change in any of the above would not result in the recoverable amount of any of the groups of CGUs to be less than their carrying amount.

Goodwill by Segment
(millions of Canadian dollars)	Canadian Personal and Commercial Banking	U.S. Retail	1	Wealth Management and Insurance	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2021	$900	$13,134		$1,924	$274	$16,232
Additions (disposals)	–	–		–	–	–

Foreign currency translation adjustments and other	2	1,329		80	13	1,424

Carrying amount of goodwill as at October 31, 2022 2	$902	$14,463		$2,004	$287	$17,656
Additions (disposals)	–	–		–	744	744

Foreign currency translation adjustments and other	–	259		16	(73)	202
Carrying amount of goodwill as at October 31, 2023 2	$902	$14,722		$2,020	$958	$18,602

Pre-tax discount rates
2022	9.7%	9.7–10.0%		9.6–11.0%	13.3%

2023	9.7–9.9	10.0–11.3		9.6–11.0	13.9

1	Goodwill predominantly relates to U.S. personal and commercial banking.
2	Accumulated impairment as at October 31, 2023 and October 31, 2022 was nil.

Summary of Other Intangibles
The following table presents details of other intangibles as at October 31, 2023 and October 31, 2022.

Other Intangibles
(millions of Canadian dollars)	Core deposit intangibles	Credit card related intangibles	Internally generated software	Other software	Other intangibles	Total

Cost
As at November 1, 2021	$2,420	$834	$2,625	$245	$1,059	$7,183
Additions	–	–	651	62	17	730
Disposals	–	–	–	–	–	–
Fully amortized intangibles	–	–	(448)	(72)	8	(512)

Foreign currency translation adjustments and other	244	14	90	(2)	81	427

As at October 31, 2022	$2,664	$848	$2,918	$233	$1,165	$7,828
Additions	–	–	846	52	395	1,293
Disposals	–	–	(1)	(2)	–	(3)
Fully amortized intangibles	–	–	(582)	(37)	–	(619)

Foreign currency translation adjustments and other 1	48	2	(78)	(10)	(4)	(42)
As at October 31, 2023	$2,712	$850	$3,103	$236	$1,556	$8,457

Amortization and impairment
As at November 1, 2021	$2,408	$740	$1,207	$165	$540	$5,060
Disposals	–	–	(1)	–	–	(1)
Impairment losses (reversals)	–	–	–	(1)	–	(1)
Amortization charge for the year	10	17	443	50	79	599
Fully amortized intangibles	–	–	(446)	(72)	3	(515)

Foreign currency translation adjustments and other	244	14	53	11	61	383

As at October 31, 2022	$2,662	$771	$1,256	$153	$683	$5,525
Disposals	–	–	–	–	–	–
Impairment losses (reversals)	–	–	–	–	–	–
Amortization charge for the year	2	11	443	36	180	672
Fully amortized intangibles	–	–	(582)	(37)	–	(619)

Foreign currency translation adjustments and other 1	48	3	10	11	36	108
As at October 31, 2023	$2,712	$785	$1,127	$163	$899	$5,686
Net Book Value:
As at October 31, 2022	$2	$77	$1,662	$80	$482	$2,303
As at October 31, 2023	–	65	1,976	73	657	2,771

1	Includes amounts related to restructuring. Refer to Note 26 for further details.